FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the convertible preferred stock warrants measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3)
Balance at beginning of period	$ 2,741	$ 433	$ 433	$ 138
Changes in fair value of warrants	4,740	1,093	2,308	295
Conversion of warrants to common stock	(7,481)
Balance at end of period		1,526	2,741	433
Recurring | Fair Value | Convertible preferred stock warrant liability
Fair value measurements
Financial liabilities			(2,741)	(433)
Recurring | Fair Value | Money market funds (included in cash and cash equivalents)
Fair value measurements
Financial assets	2,900		2,900	2,900
Recurring | Level 1 | Money market funds (included in cash and cash equivalents)
Fair value measurements
Financial assets	2,900		2,900	2,900
Recurring | Level 3 | Convertible preferred stock warrant liability
Fair value measurements
Financial liabilities			$ (2,741)	$ (433)